Related Party Transactions (Details Narrative)					6 Months Ended		12 Months Ended
	Jun. 03, 2022 shares	May 26, 2022 shares	May 14, 2022 shares	Apr. 08, 2022 shares	Jun. 30, 2022 USD ($) shares	Jun. 30, 2021 USD ($) shares	Dec. 31, 2021 USD ($) shares	Jun. 29, 2022 shares	Jun. 14, 2022 shares	Jun. 30, 2021 CAD ($) shares	Jun. 28, 2021 shares	Mar. 30, 2021 USD ($)	Mar. 30, 2021 CAD ($)	Sep. 15, 2020 USD ($)	Sep. 15, 2020 CAD ($)
IfrsStatementLineItems [Line Items]
Amounts payable, related party transactions | $					$ 144,804		$ 13,831
Portfolio and other management fee income | $					463,325	$ 123,254
Professional fees expense | $					$ 340,070	$ 167,429
Number of shares issued | shares					2,000,000	1,416,667				1,416,667
Trade and other payables | $					$ 242,513	$ 70,833
Number of share options exercised in share-based payment arrangement | shares					220,000		3,910,000
Notional amount												$ 29,528	$ 37,500	$ 9,870	$ 13,000
Notes receivable | $					$ 522,817		$ 517,985
Interest rate					5.00%
Maturity date description					mature between one to two years
Promissory Note Agreements [member]
IfrsStatementLineItems [Line Items]
Notional amount						$ 518,820				$ 648,078
Stock options [member]
IfrsStatementLineItems [Line Items]
Number of share options exercised in share-based payment arrangement | shares						670,000
Issued capital [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares	100,000	100,000		50,000		5,146,667		72,536,900		5,146,667
Warrants [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares				196,250					55,000		135,000
Number of share options exercised in share-based payment arrangement | shares	100,000	100,000	55,000	196,250		4,476,667
Related parties [member]
IfrsStatementLineItems [Line Items]
Professional fees expense | $					$ 36,000